Schedule of financial instruments for the commodities price exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ (30,108)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ (1,283)
Cash flow hedges [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Maturity	1st Qtr. 2022
Notional	4,368,000
Exercise rate	13.9818
Fair value | R$	R$ (1,283)
Assets	USD
Liabilities	TRY
Commodity price risk [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ 82,221
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2022
Notional	55,975,000
Exercise rate	413.32	[1]
Fair value | R$	R$ 9,896
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2022
Notional	174,257,000
Exercise rate	391.73	[1]
Fair value | R$	R$ 47,504
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	3rd Qtr. 2022
Notional	59,628,000
Exercise rate	373.67	[1]
Fair value | R$	R$ 19,006
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2022
Notional	40,000,000
Exercise rate	441.25	[1]
Fair value | R$	R$ 3,407
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2022
Notional	40,000,000
Exercise rate	440.65	[1]
Fair value | R$	R$ 4,362
Commodity price risk [member] | Cash flow hedges [member] | Corn Future Buy [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2022
Notional	5,400,000
Exercise rate	1,494.17	[1]
Fair value | R$	R$ (77)
Commodity price risk [member] | Cash flow hedges [member] | Corn Future Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2022
Notional	48,492,000
Exercise rate	1,415.59	[1]
Fair value | R$	R$ (816)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2022
Notional	31,995,000
Exercise rate	1,675.54	[1]
Fair value | R$	R$ (181)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2022
Notional	66,015,000
Exercise rate	1,604.70	[1]
Fair value | R$	R$ (1,381)
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	1st Qtr. 2022
Notional	1,000,000
Exercise rate	1,303.37	[1]
Fair value | R$	R$ (374)
Commodity price risk [member] | Cash flow hedges [member] | Non Deliverable Forward Buy Five [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2022
Notional	500,000
Exercise rate	1,286.84	[1]
Fair value | R$	R$ (138)
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	1st Qtr. 2022
Notional	1,300,000
Exercise rate	1,230.35	[1]
Fair value | R$	R$ 394
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Five [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2022
Notional	1,100,000
Exercise rate	1,243.40	[1]
Fair value | R$	R$ 383
Commodity price risk [member] | Cash flow hedges [member] | Collar Buy Six [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2022
Notional	500,000
Exercise rate	1,256.63	[1]
Fair value | R$	R$ 236
Commodity price risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ (13,023)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Maturity	1st Qtr. 2022
Notional	21,273,000
Exercise rate	5.4942
Fair value | R$	R$ (3,132)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	1st Qtr. 2022
Notional	30,999,000
Exercise rate	482.61	[2]
Fair value | R$	R$ (1,593)
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2022
Notional	29,538,000
Exercise rate	213.72	[2]
Fair value | R$	R$ (3,446)
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2022
Notional	265,660,000
Exercise rate	218.85	[2]
Fair value | R$	R$ (22,518)
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	3rd Qtr. 2022
Notional	61,938,000
Exercise rate	197.41	[2]
Fair value | R$	R$ (8,351)
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	4th Qtr. 2022
Notional	5,800,000
Exercise rate	216.21	[2]
Fair value | R$	R$ 44
Commodity price risk [member] | Fair value hedges [member] | Non Deliverable Forward Sell Five [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2023
Notional	28,442,000
Exercise rate	212.15	[2]
Fair value | R$	R$ (994)
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2022
Notional	25,569,000
Exercise rate	1,673.67	[2]
Fair value | R$	R$ 37
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	2nd Qtr. 2022
Notional	5,373,000
Exercise rate	1,527.26	[2]
Fair value | R$	R$ 90
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2022
Notional	268,893,000
Exercise rate	1,344.18	[2]
Fair value | R$	R$ 2,308
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2022
Notional	15,579,000
Exercise rate	1,349.89	[2]
Fair value | R$	R$ 60
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2023
Notional	2,484,000
Exercise rate	1,433.33	[2]
Fair value | R$	R$ 21
Commodity price risk [member] | Fair value hedges [member] | Corn Future Sell Five [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2023
Notional	15,174,000
Exercise rate	1,226.62	[2]
Fair value | R$	R$ (215)
Commodity price risk [member] | Fair value hedges [member] | Collar Sell [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2022
Notional	5,400,000
Exercise rate	1,541.67	[2]
Fair value | R$	R$ (44)
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Maturity	2nd Qtr. 2022
Notional	58,140,000
Exercise rate	5.7103
Fair value | R$	R$ (7,405)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward Two [Member]
IfrsStatementLineItems [Line Items]
Maturity	3rd Qtr. 2022
Notional	12,227,000
Exercise rate	5.7418
Fair value | R$	R$ (2,469)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward Three [Member]
IfrsStatementLineItems [Line Items]
Maturity	4th Qtr. 2022
Notional	1,254,000
Exercise rate	6.0520
Fair value | R$	R$ (62)
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair value hedges [member] | Nondeliverable Forward Four [Member]
IfrsStatementLineItems [Line Items]
Maturity	2nd Qtr. 2023
Notional	6,034,000
Exercise rate	6.4463
Fair value | R$	R$ 45
Proctection (Investment)	Cost in USD
Commodity price risk [member] | Fair Value Hedges 1 [Member]
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ (34,601)
Currency risk [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ 3,964
Currency risk [member] | Cash flow hedges [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Maturity	1st Qtr. 2022
Exercise rate	5.6261
Fair value | R$	R$ 1,392
Assets	BRL
Liabilities	USD
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Maturity	2nd Qtr. 2022
Exercise rate	5.7978
Fair value | R$	R$ 1,569
Assets	BRL
Liabilities	USD
Currency risk [member] | Fair value hedges [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward Two [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward Three [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Currency risk [member] | Fair value hedges [member] | Nondeliverable Forward Four [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD

[1]	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.
[2]	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.